SCHEDULE OF OPTIONS OUTSTANDING (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Exercise Price	$ 0.114	$ 0.115
Options Outstanding	26,981,000	26,520,000
Options Exercisable	26,981,000	26,520,000
Weighted Average Remaining Contractual Life	16 years 1 month 6 days	17 years 3 months 7 days